Revenue	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Revenue
24. Revenue
A. Contract Assets and Liabilities
The Company classifies its right to consideration in exchange for deliverables as either a receivable or a contract asset.
A receivable is a right to consideration that is unconditional. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. For example, the Company recognizes a receivable for revenues related to time and materials contracts or volume based contracts. The Company presents such receivables as part of unbilled receivables at their net estimated realizable value. The same is tested for impairment as per the guidance in IFRS 9 using expected credit loss method.
Contract liabilities
:
During the year ended March 31, 2021 and March 31, 2022, the Company recognized revenue of
₹
 16,082 and
₹
 18,880 arising from contract liabilities as at March 31, 2020 and March 31, 2021 respectively.
Contract assets:
During the year ended March 31, 2021 and March 31, 2022,
₹
 15,101 and
₹
 13,944 of contract assets pertaining to fixed-price development contracts have been reclassified to receivables on completion of milestones.
Contract assets and liabilities are reported in a net position on a contract-by-contract
basis at the end of each reporting period.

B. Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes contract liabilities and amounts that will be invoiced and recognized as revenue in future periods. Applying the practical expedient, the Company has not disclosed its right to consideration from customers in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date, which are contracts invoiced on time and material basis and volume based.
As at March 31, 2020, 2021 and 2022, the aggregate amount of transaction price allocated to remaining performance obligations, other than those meeting the exclusion criteria above, were ₹
360,033,
 ₹ 384,881 and ₹ 328,191, respectively of which approximately
 62%, 59% and 59% respectively is expected to be recognized as revenues within two years, and the remainder thereafter. This includes contracts with a substantive enforceable termination penalty if the contract is terminated without cause by the customer, based on an overall assessment of the contract carried out at the time of inception. Historically, customers have not terminated contracts without cause.

C. Disaggregation of Revenue
The tables below present disaggregated revenue from contracts with customers by business segment (refer to Note 34 “Segment Information”), sector and nature of contract. The Company believes that the below disaggregation best depicts the nature, amount, timing and uncertainty of revenue and cash flows from economic factors.
Information on disaggregation of revenues for the year ended March 31, 2020 is as follows:

	IT Services										IT Products		ISRE		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	175,318	₹	180,404	₹	156,598	₹	78,280	₹	590,600	₹	—	₹	7,950	₹	598,550
Sale of products		—		—		—		—		—		11,682		—		11,682

	₹	175,318	₹	180,404	₹	156,598	₹	78,280	₹	590,600	₹	11,682	₹	7,950	₹	610,232

B. Revenue by sector
Banking, Financial Services and Insurance	₹	2,151	₹	106,694	₹	53,869	₹	20,659	₹	183,373
Health		63,435		105		10,090		4,167		77,797
Consumer		67,980		2,054		16,030		10,448		96,512
Communications		8,061		1,048		7,753		16,794		33,656
Energy, Natural Resources and Utilities		418		26,024		29,854		19,661		75,957
Manufacturing		349		23,548		20,324		3,639		47,860
Technology		32,924		20,931		18,678		2,912		75,445

	₹	175,318	₹	180,404	₹	156,598	₹	78,280	₹	590,600	₹	11,682	₹	7,950	₹	610,232

C. Revenue by nature of contract
Fixed price and volume based	₹	96,876	₹	108,665	₹	104,165	₹	53,220	₹	362,926	₹	—	₹	6,404	₹	369,330
Time and materials		78,442		71,739		52,433		25,060		227,674		—		1,546		229,220
Products		—		—		—		—		—		11,682		—		11,682

	₹	175,318	₹	180,404	₹	156,598	₹	78,280	₹	590,600	₹	11,682	₹	7,950	₹	610,232

Information on disaggregation of revenues for the year ended March 31, 2021 is as follows:

	IT Services										IT Products		ISRE		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	—	₹	8,912	₹	611,767
Sale of products		—		—		—		—		—		7,663		—		7,663

	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	7,663	₹	8,912	₹	619,430

B. Revenue by sector
Banking, Financial Services and Insurance	₹	2,609	₹	103,040	₹	56,275	₹	23,228	₹	185,152
Health		64,397		18		12,390		4,789		81,594
Consumer		68,258		2,306		17,731		10,544		98,839
Communications		6,252		1,112		8,247		15,512		31,123
Energy, Natural Resources and Utilities		426		27,405		31,271		19,717		78,819
Manufacturing		265		23,350		22,339		3,024		48,978
Technology		35,180		21,689		16,245		5,236		78,350

	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	7,663	₹	8,912	₹	619,430

C. Revenue by nature of contract
Fixed price and volume based	₹	98,868	₹	110,143	₹	108,591	₹	54,519	₹	372,121	₹	—	₹	7,166	₹	379,287
Time and materials		78,519		68,777		55,907		27,531		230,734		—		1,746		232,480
Products		—		—		—		—		—		7,663		—		7,663

	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	7,663	₹	8,912	₹	619,430

Information on disaggregation of revenues for the year ended March 31, 2022 is as follows:

	IT Services										IT Products		ISRE		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	216,843	₹	238,123	₹	232,021	₹	90,479	₹	777,466	₹	—	₹	7,295	₹	784,761
Sale of products										—		6,173		—		6,173

	₹	216,843	₹	238,123	₹	232,021	₹	90,479	₹	777,466	₹	6,173	₹	7,295	₹	790,934

B. Revenue by sector
Banking, Financial Services and Insurance	₹	2,609	₹	144,076	₹	93,039	₹	30,048	₹	269,772
Health		73,542		127		13,975		3,407		91,051
Consumer		89,824		2,589		31,718		12,310		136,441
Communications		9,387		1,207		12,952		15,035		38,581
Energy, Natural Resources and Utilities		712		36,413		38,421		19,038		94,584
Manufacturing		199		26,662		23,220		3,197		53,278
Technology		40,570		27,049		18,696		7,444		93,759

	₹	216,843	₹	238,123	₹	232,021	₹	90,479	₹	777,466	₹	6,173	₹	7,295	₹	790,934

C. Revenue by nature of contract
Fixed price and volume based	₹	121,656	₹	131,975	₹	139,031	₹	56,104	₹	448,766	₹	—	₹	5,789	₹	454,555
Time and materials		95,187		106,148		92,990		34,375		328,700		—		1,506		330,206
Products										—		6,173		—		6,173

	₹	216,843	₹	238,123	₹	232,021	₹	90,479	₹	777,466	₹	6,173	₹	7,295	₹	790,934